LEASES - Leases recognized in consolidated statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Carrying amounts of the right-of-use assets and lease liabilities
Right-of-use depreciation expenses included in cost of goods sold	$ 4.0	$ 2.1	$ 1.7
Right-of-use depreciation expenses included in operating expenses	120.7	85.3	71.5
Rent expenses relating to short-term leases	9.0	7.2	4.1
Rent expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	3.7	2.2	0.9
Rent expenses for variable leases	6.3	4.5	15.7
Covid-19 rent concessions	0.0	0.0	(0.2)
Operating profit	143.7	101.3	93.7
Interest on lease liabilities	$ 22.4	$ 12.2	$ 8.5